Income Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jul. 01, 2012	Jun. 30, 2012
Reconciliation in dollars [Abstract]
Statutory U.S. federal income tax	$ 80.2	$ 114.9	$ 80.8
State income taxes, net of federal benefit	4.5	7.9	5.3
Foreign repatriation, net of foreign tax credits	48.1	0	0
Foreign tax differential	(9.7)	(9.4)	(8.6)
Change in valuation allowance	(2.8)	(5.9)	(1.0)
Uncertain tax positions	2.6	4.1	(0.6)
Subpart F income	4.1	3.2	2.9
Manufacturing deduction	(3.8)	(5.0)	(4.0)
Permanent and other	(0.8)	(1.0)	(1.1)
Total income tax provision	122.4	108.8	73.7
Reconciliation in percentages [Abstract]
Statutory U.S. federal income tax (in hundredths)	35.00%	35.00%	35.00%
State income taxes, net of federal benefit (in hundredths)	2.00%	2.40%	2.30%
Foreign repatriation, net of foreign tax credits (in hundredths)	21.00%	0.00%	0.00%
Foreign tax differential (in hundredths)	(4.20%)	(2.90%)	(3.70%)
Change in valuation allowance (in hundredths)	(1.20%)	(1.80%)	(0.40%)
Uncertain tax positions (in hundredths)	1.10%	1.20%	(0.30%)
Subpart F income (in hundredths)	1.80%	1.00%	1.30%
Manufacturing deduction (in hundredths)	(1.70%)	(1.50%)	(1.70%)
Permanent and other (in hundredths)	(0.40%)	(0.30%)	(0.60%)
Effective income tax provision (in hundredths)	53.40%	33.10%	31.90%
Unremitted earnings of foreign subsidiaries				352.7
Income before income taxes attributable to Company's operating segments [Abstract]
North America	126.2	224.6	137.7
International	103.0	103.8	93.2
Income before income taxes	229.2	328.4	230.9
Criteria to recognize tax position, description	benefit that has a greater than 50% likelihood of being realized
Unrecognized tax benefits [Roll Forward]
Balance as of beginning of period	13.3	8.9
Additions based on tax positions related to current period	1.1	1.9
Additions for tax positions of prior years		2.6
Settlements of uncertain tax positions with tax authorities	(1.5)	(0.1)
Balance as of end of period	12.9	13.3	8.9
Interest and penalties related to unrecognized tax benefits recorded in income tax expense	3.0	(0.3)	0.8
Accrued interest and penalties	5.8	2.8
Income tax assessment from Danish Tax Authority	146.2				28.5
Operating Income (Loss) [Abstract]
Valuation allowance reversal, foreign deferred tax asset	2.8	5.9
Current provision [Abstract]
Federal	49.9	76.9	40.5
State	7.8	12.0	7.1
Foreign	26.3	28.4	21.2
Total current	84.0	117.3	68.8
Deferred provision [Abstract]
Federal	37.1	(1.4)	2.5
State	4.2	(0.2)	0.3
Foreign	(2.9)	(6.9)	2.1
Total deferred	38.4	(8.5)	4.9
Total income tax provision	122.4	108.8	73.7
Deferred tax assets [Abstract]
Stock-based compensation	11.7	11.2
Accrued expenses and other	10.6	7.6
Net operating losses	9.6	9.9
Inventories	3.5	1.8
Intangible assets	2.4	1.1
Property, plant and equipment	1.5	2.7
Total deferred tax assets	39.3	34.3
Valuation allowances	(0.1)	(2.9)
Total net deferred tax assets	39.2	31.4
Deferred tax liabilities [Abstract]
Foreign repatriation, net of foreign tax credits	(45.4)	0
Intangible assets	(21.8)	(23.0)
Property, plant and equipment	(13.1)	(11.7)
Accrued expenses and other	(3.7)	(6.5)
Total deferred tax liabilities	(84.0)	(41.2)
Net deferred tax liabilities	(44.8)	(9.8)
Foreign Country [Member]
Operating Income (Loss) [Abstract]
Foreign net operating losses	$ 37.0	$ 36.8
NOLs expire at various dates through	2020